BUSINESS COMBINATION	3 Months Ended
Mar. 31, 2022
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION

2.BUSINESS COMBINATION

On December 8, 2021, the Company consummated its Business Combination pursuant to the terms of the Business Combination Agreement, by and among the Company, Blossom Merger Sub, Inc., Blossom Merger Sub II, LLC, and Old Boxed.

Upon consummation of the Business Combination and other transactions, the following occurred:

●	The Company changed its name from “Seven Oaks Acquisition Corp.” to “Boxed, Inc.” and is referred to herein as “New Boxed,” the “Company,” or the “Post Business Combination Company”. Unless the context otherwise requires, references to “Seven Oaks” herein refer to the Company prior to Closing.
●	Holders of 18,098,335 shares of Seven Oaks Class A common stock sold in its initial public offering exercised their right to have such shares redeemed (the “Redemptions”) for a full pro rata portion of the trust account holding the proceeds from Seven Oak’s initial public offering. The remaining 7,776,665 shares of Seven Oaks Class A common stock were each automatically reclassified into one share of New Boxed common stock.
●	The 6,468,750 shares of Seven Oaks Class B common stock held by Seven Oaks Sponsor LLC (the “Sponsor”) were each automatically reclassified into one share of New Boxed common stock, of which 1,940,625 are subject to vesting under certain conditions (the “Sponsor Earnout Shares”). The Sponsor Earnout Shares will be considered outstanding for legal purposes prior to the achievement of the vesting conditions but will not be considered outstanding for accounting purposes until such vesting conditions are achieved. Refer to Note 14 for detail on the Company’s valuation of these shares.
●	Pursuant to subscription agreements entered into in connection with the Business Combination Agreement (the “Subscription Agreements”), certain investors (the “PIPE Investors”) subscribed to purchase an aggregate of 3,250,000 shares of Class A common stock at $10.00 per share and an aggregate of 87,500 in principal amount of convertible notes (the “PIPE Convertible Notes” or “Convertible Notes”) upon consummation of the Business Combination (collectively, the “PIPE Investment”). At Closing, the Company consummated the PIPE Investment and 3,250,000 shares of New Boxed common stock were issued. Refer to Note 6 for terms and details of the PIPE Convertible Notes.
●	After giving effect to the transactions described above, including the Redemptions and the consummation of the PIPE Investment, there were 15,554,790 shares of New Boxed common stock issued and outstanding (excluding the Sponsor Earnout Shares).

Prior to the Closing, on November 28, 2021, Seven Oaks entered into an agreement (the “Forward Purchase Agreement”) with ACM AART VII D LLC (“ACM”) for a cash-settled OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, ACM purchased approximately 6,504,768 shares of Seven Oaks’ Class A common stock (the “Forward Purchase shares”) and, one business day following the closing of the Business Combination, the Company paid out to ACM an amount (such amount, as adjusted under the Forward Purchase Agreement, the “Prepayment Amount”) equal to the redemption price per share multiplied by the number of subject shares on the date of prepayment. The Prepayment Amount of $65,062 was paid out of the funds received by the Company from Seven Oaks’ trust account and will be held in deposit account for the benefit of ACM until the “Valuation Date” (the second anniversary of the closing of the Business Combination, subject to certain acceleration provisions). At any time prior to the Valuation Date, ACM may elect an optional early termination to sell some or all of the Forward Purchase shares in the open market. If ACM sells any shares prior to the Valuation Date, a pro-rata portion of the Prepayment Amount will be released from the deposit account and paid to the Company. As of March 31, 2022, ACM has sold 734,702 shares, for which the Company received net proceeds of $6,878. Depending on the manner in which the Forward Purchase Transaction is settled, the Company may never have access to the full remaining Prepayment Amount of $58,184. Refer to Note 12 for further detail on the Forward Purchase Agreement and the related settlement scenarios.

As discussed above, a total of 18,098,335 shares of Seven Oaks Class A common stock were presented for redemption in connection with the Business Combination (the “Redemptions”). As a result, there was approximately $77,784 remaining in Seven Oaks’ trust account, following Redemptions. Combined with the total PIPE Investment of $120,000, comprised of $32,500 in equity and $87,500 in Convertible Notes, and after deducting combined company transaction fees of $47,667, there was approximately $150,117 of cash proceeds received by the Company from the transaction. After paying the Prepayment Amount of $65,062 on December 9, 2021, the day after the Closing, the Company had $85,054 in net proceeds remaining. As discussed above, as of March 31, 2022, $6,878 of the amount initially subject to settlement under the Forward Purchase Transaction, has already been recovered by the Company.

Public and Private Warrants — In December 2021, in connection with the closing of the Business Combination, the Company assumed a total of 18,525,000 outstanding warrants to purchase one share of Boxed common stock with an exercise price of $11.50. Of these warrants, 12,937,500 warrants (the “Public Warrants”) were originally issued in the initial public offering (“IPO”) of Seven Oaks and 5,587,500 warrants (the “Private Warrants”) were originally issued in a private placement in connection with the IPO. The Private Warrants are identical to the Public Warrants, except the Private Warrants and the shares of common stock issuable upon the exercise of the Private Warrants were not transferable, assignable or salable until after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable on a cashless basis, at the holder’s option, and are non-redeemable by the Company so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchases or their transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated its warrants under ASC 815-40, Derivatives and Hedging, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Therefore, the Company recorded these warrants as current liabilities on the Condensed Consolidated Balance Sheets at fair value upon Closing, with subsequent changes in their respective fair values to be recognized in other income (expense), net in the Condensed Consolidated Statements of Operations during future reporting periods. See further disclosure on the change in fair value of Public and Private Warrant liabilities within Note 14.

During the three months ended March 31, 2022, 821 warrants were exercised, leaving 18,524,179 outstanding.